Goodwill and Intangible Assets	12 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
The Company's annual impairment tests performed in 2012, 2011, and 2010 resulted in no impairment loss being recognized.
The changes in the carrying amount of goodwill for the years ended June 30, 2012 and June 30, 2011 are as follows:

	Industrial Segment	Aerospace Segment	Climate & Industrial Controls Segment	Total
Balance June 30, 2010	$2,380,640	$98,856	$306,838	$2,786,334
Acquisitions	7,424	—	1,291	8,715
Foreign currency translation	208,261	58	6,059	214,378
Goodwill adjustments	(336)	—	25	(311)
Balance June 30, 2011	$2,595,989	$98,914	$314,213	$3,009,116
Acquisitions	68,337	(193)	—	68,144
Foreign currency translation	(143,348)	(47)	(5,152)	(148,547)
Goodwill adjustments	(2,857)	—	—	(2,857)
Balance June 30, 2012	$2,518,121	$98,674	$309,061	$2,925,856

Acquisitions represent the original goodwill allocation and any changes in the purchase price for the acquisitions during the measurement period subsequent to the applicable acquisition dates.

Goodwill adjustments primarily represent final adjustments to the purchase price allocation for acquisitions during the measurement period subsequent to the applicable acquisition dates. The Company's previously reported results of operations and financial position would not be materially different had the goodwill adjustments recorded during 2012 and 2011 been reflected in the same reporting period that the initial purchase price allocations for those acquisitions were made.
Intangible assets are amortized on a straight-line method over their legal or estimated useful life. The following summarizes the gross carrying value and accumulated amortization for each major category of intangible asset as of June 30, 2012 and June 30, 2011:

	2012		2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Patents	$118,034	$66,303	$124,015	$61,061
Trademarks	321,019	129,081	319,158	116,995
Customer lists and other	1,247,820	396,271	1,251,271	338,666
Total	$1,686,873	$591,655	$1,694,444	$516,722

During 2012, the Company acquired intangible assets with an initial purchase price allocation and weighted-average life as follows:

	Purchase Price Allocation	Weighted-Average Life
Patents	$577	18 years
Trademarks	18,304	18 years
Customer lists and other	40,544	8 years
Total	$59,425	11 years

Total intangible amortization expense in 2012, 2011 and 2010 was $107,086, $107,701 and $114,749, respectively. Estimated intangible amortization expense for the five years ending June 30, 2013 through 2017 is $95,785, $92,422, $88,190, $84,109 and $81,259, respectively.